Non-controlling interest - Schedule of summarized balance sheet information related to non-controlling interest (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	$ 93,287	$ 137,123
Non-current assets	225,381	244,498
Total Assets	318,668	381,621
Current liabilities	(114,259)	(42,455)
Total Liabilities	(147,440)	(125,822)
LPV [Member]
Disclosure of subsidiaries [line items]
Current assets	906	1,713
Non-current assets	18,294	19,508
Total Assets	19,200	21,221
Current liabilities	(513)	(383)
Total Liabilities	$ (513)	$ (383)